Acquisitions and divestitures - Ferrous Resources Limited (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 01, 2019	Dec. 31, 2019
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Net cash outflow		$ 926
Ferrous Resources Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired	100.00%
Cash consideration	$ 525
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Acquired assets	706
Cash and cash equivalents	95
Accounts receivable	29
Inventories	10
Intangibles	5
Property, plant and equipment	427
Others	140
Assumed liabilities	(216)
Net identifiable assets acquired	490
Fair value adjustment on PP&E	52
Deferred tax liability	(17)
Total identifiable net assets at fair value	525
Cash consideration transferred	525
(-) Balances acquired, Cash and cash equivalents	95
Net cash outflow	$ 430